Dividends - Summary of Dividends (Detail) $ in Millions	9 Months Ended
Dec. 31, 2024 USD ($)
Disclosure of Detailed Information About Dividends [Line Items]
Dividends paid, ordinary shares	$ 21.5
July 19, 2024 [member]
Disclosure of Detailed Information About Dividends [Line Items]
Dividends Record Date	July 2, 2024
Dividends Payment Date	July 19, 2024
Dividends paid, ordinary shares	$ 7.1
September 27, 2024 [member]
Disclosure of Detailed Information About Dividends [Line Items]
Dividends Record Date	August 23, 2024
Dividends Payment Date	September 27, 2024
Dividends paid, ordinary shares	$ 7.1
December 27, 2024 [member]
Disclosure of Detailed Information About Dividends [Line Items]
Dividends Record Date	November 27, 2024
Dividends Payment Date	December 27, 2024
Dividends paid, ordinary shares	$ 7.3